Composition of Certain Financial Statement Captions - Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Current Assets [Abstract]
Prepaid services, current		$ 166	$ 121
Prepaid insurance		564	556
Other receivables		55	103
Total other current assets	$ 736	$ 785	$ 780